STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Class A common stock subject to possible redemption
Class of Stock [Line Items]
Temporary equity common shares issued	11,500,000	11,500,000	0
Temporary equity common shares outstanding	11,500,000	11,500,000	0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, shares issued (in shares)	2,875,000	2,875,000	2,875,000
Common shares, shares outstanding (in shares)	2,875,000	2,875,000	2,875,000
Ratio to be applied to the stock in the conversion	20	20